Agreements (Tables)	12 Months Ended
Dec. 31, 2024
Investment Company [Abstract]
Schedule of Base Management Fee, Income Based Incentive Fee and Capital Gains Incentive Fee

			For the period from December 5,
	For the Year Ended	For the Year Ended	2022 (commencement of
	December 31, 2024	December 31, 2023	operations) to December 31, 2022
Base management fee	$46,991	$9,713	$130
Income based fee	$43,324	$7,622	$—
Capital gains incentive fee(1)	$10,219	$3,162	$—
(1)	Calculated in accordance with GAAP as discussed below.

Schedule of Shareholder Servicing and/or Distribution Fees	The following table shows the shareholder servicing and/or distribution fees the Fund and, ultimately, certain classes of the Fund’s common shareholders, pay the Intermediary Manager with respect to Class S shares and Class D shares on an annualized basis as a percentage of the Fund’s NAV for such class. Subject to FINRA and other limitations on underwriting compensation, the Fund and, ultimately, certain classes of the Fund's shareholders, will pay a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV for Class S shares and a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV for Class D shares, in each case, payable monthly. No shareholder servicing and/or distribution fees are paid with respect to Class I shares.

Annual Shareholder Servicing
and/or Distribution Fees as a %
of NAV
Class S	0.85%
Class D	0.25%
Class I	—%

The shareholder servicing and/or distribution fees that were attributable to Class S shares and Class D shares for the years ended December 31, 2024, 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022 were as follows:

			For the period from
			December 5, 2022
			(commencement of
	For the Year Ended	For the Year Ended	operations) to
	December 31, 2024	December 31, 2023	December 31, 2022
Class S	$5,028	$657	$—
Class D	$364	$36	$—

Schedule of Expense Payments and Related Reimbursement Payments

					Ratio of
			Expense		Operating
	Expense		Support No		Expenses to
	Support	Recoupment	Longer Eligible	Unreimbursed	Average Net	Effective Rate	Eligible for
	from the	of Expense	for	Expense	Assets for the	of Distribution	Reimbursement
For the Month Ended	Adviser	Support	Reimbursement	Support	Period(1)	per Share (2)	through
December 31, 2022	$1,449	$—	$—	$1,449	5.04%	—	12/31/2025
January 31, 2023	$1,088	$—	$—	$1,088	4.56%	—	01/31/2026
February 28, 2023	$891	$—	$—	$891	3.53%	—	02/28/2026
March 31, 2023	$916	$—	$—	$916	3.63%	—	03/31/2026
April 30, 2023	$1,083	$—	$—	$1,083	2.99%	—	04/30/2026
May 31, 2023	$1,312	$—	$—	$1,312	2.47%	—	05/31/2026
June 30, 2023	$2,253	$—	$—	$2,253	2.48%	—	06/30/2026
July 31, 2023	$2,502	$—	$—	$2,502	1.16%	—	07/31/2026
August 31, 2023	$2,300	$—	$—	$2,300	1.94%	8.69%	08/31/2026
September 30, 2023	$1,636	$—	$—	$1,636	1.66%	8.95%	09/30/2026
October 31, 2023	$—	$—	$—	$—	1.20%	8.67%	10/31/2026
November 30, 2023	$1,637	$—	$—	$1,637	1.18%	9.69%	11/30/2026
December 31, 2023	$1,144	$—	$—	$1,144	1.08%	9.33%	12/31/2026
January 31, 2024	$1,592	$—	$—	$1,592	1.20%	9.27%	01/31/2027
February 29, 2024	$2,183	$—	$—	$2,183	1.10%	9.93%	02/28/2027
March 31, 2024	$2,194	$—	$—	$2,194	1.49%	9.28%	03/31/2027
April 30, 2024	$3,066	$—	$—	$3,066	1.21%	9.55%	04/30/2027
May 31, 2024	$2,437	$—	$—	$2,437	1.18%	9.25%	05/31/2027
June 30, 2024	$3,170	$—	$—	$3,170	1.22%	9.52%	06/30/2027
July 31, 2024	$1,164	$—	$—	$1,164	1.01%	9.19%	07/31/2027
August 31, 2024	$4,291	$—	$—	$4,291	1.02%	9.20%	08/31/2027
September 30, 2024	$5,402	$—	$—	$5,402	0.96%	9.51%	09/30/2027
October 31, 2024	$3,598	$—	$—	$3,598	0.95%	9.19%	10/31/2027
November 30, 2024	$3,911	$—	$—	$3,911	0.95%	9.48%	11/30/2027
December 31, 2024	$3,736	$—	$—	$3,736	0.86%	9.15%	12/31/2027
(1)	In accordance with the Expense Support and Conditional Reimbursement Agreement, the ratio of operating expenses excludes organization and offering expenses, stated interest expense, any base management fee and any incentive fee.
(2)	The effective rate of distribution per share is the (a) annualized regular cash distributions per share, exclusive of returns of capital, distribution rate reductions due to distribution and shareholder servicing fees and special distributions, if any, (b) divided by the NAV per share as of the last calendar day of the prior month.